SHAREHOLDERS' EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Shares available for future grants under the 2021 plan	7,847,149	6,243,273
Shares subject to the employee share purchase plan	1,233,812	721,469	194,625
Total	62,299,717	59,319,628
Ordinary shares
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	48,923,903	47,737,868
Outstanding share options and RSUs
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	4,294,853	4,617,018